Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

(18) Goodwill and Intangible Assets

At the close of business on October 31, 2018, the Company recorded goodwill of $8.2 million associated with the PSB merger. In addition to the goodwill recorded for the PSB merger, the Company recorded a core deposit intangible asset of approximately $4.65 million. The core deposit intangible asset is amortized using an accelerated method over ten years from the date of the merger. Amortization expense of $153 thousand was recorded in 2018.

At the close of business December 31, 2015, the Company recorded goodwill of $9.41 million associated with the Keystone merger. During 2016, an adjustment of $640 thousand was made to increase the amount of goodwill. The adjustment was made to the value of stock options and warrants assumed in the Keystone merger. The adjustments were made following the Company’s review of additional information that existed at the time of the merger. The adjustment to goodwill increased shareholders’ equity $640 thousand. In addition to the goodwill recorded for Keystone, the Company recorded a core deposit intangible asset of approximately $2.8 million. The core deposit intangible asset is amortized using an accelerated method over eight years from the date of the merger. Amortization expense of $474 thousand and $559 thousand was recorded in 2018 and 2017, respectively.

Changes to the carrying amount of goodwill for the years ended December 31, 2018 and 2017 are provided in the following table.

	2018	2017
Balance at beginning of year	$10,050	$10,050
Goodwill from current year PSB acquisition	8,243

Balance at end of year	$18,293	$10,050

A summary of core deposit intangible assets as of December 31, 2018 and 2017 is set forth below.

	2018	2017
Gross carrying amount	$7,413	$2,763
Less: accumulated amortization	(1,830)	(1,203)

Net carrying amount	$5,583	$1,560

Estimated amortization expenses related to the core deposit intangible assets for the next five years are as follows:

	Keystone	PSB	Total
2019	$388	$865	$1,253
2020	303	772	1,075
2021	217	680	897
2022	132	588	720
2023	46	496	542
Afterward		1,096	1,096

	$1,086	$4,497	$5,583